Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
As of January 1, 2022
Cost	642,760	855,978	1,498,738
Accumulated depreciation	(424,696)	(689,138)	(1,113,834)

Net book amount	218,064	166,840	384,904

Year ended December 31, 2022
Opening net book amount	218,064	166,840	384,904
Additions	49,147	83,391	132,538
Disposals	(4,889)	(1,197)	(6,086)
Depreciation charge	(76,755)	(104,846)	(181,601)

Closing net book amount	185,567	144,188	329,755

As of December 31, 2022
Cost	620,639	924,394	1,545,033
Accumulated depreciation	(435,072)	(780,206)	(1,215,278)

Net book amount	185,567	144,188	329,755

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
As of January 1, 2023
Cost	620,639	924,394	1,545,033
Accumulated depreciation	(435,072)	(780,206)	(1,215,278)

Net book amount	185,567	144,188	329,755

Year ended December 31, 2023
Opening net book amount	185,567	144,188	329,755
Additions	6,029	49,191	55,220
Disposals	(13,530)	(13)	(13,543)
Depreciation charge	(59,382)	(125,840)	(185,222)

Closing net book amount	118,684	67,526	186,210

As of December 31, 2023
Cost	512,340	963,654	1,475,994
Accumulated depreciation	(393,656)	(896,128)	(1,289,784)

Net book amount	118,684	67,526	186,210

	Buildings, office and electrical equipment, motor vehicles	Leasehold improvements	Total
	RMB’000	RMB’000	RMB’000
As of January 1, 2024 (Restated)
Cost	512,340	963,654	1,475,994
Accumulated depreciation	(393,656)	(896,128)	(1,289,784)

Net book amount	118,684	67,526	186,210

Year ended December 31, 2024
Opening net book amount	118,684	67,526	186,210
Acquisition of subsidiaries	2,535	—	2,535
Additions	22,047	33,505	55,552
Disposals	(75,002)	(781)	(75,783)
Depreciation charge	(41,777)	(62,662)	(104,439)

Closing net book amount	26,487	37,588	64,075

As of December 31, 2024
Cost	205,468	962,949	1,168,417
Accumulated depreciation	(178,981)	(925,361)	(1,104,342)

Net book amount	26,487	37,588	64,075